COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Comprehensive Income [Abstract]
Net income	$ 740	$ 626
Other Comprehensive Income Net Of Tax [Abstract]
Currency translation adjustment	(173)	(318)
Unrealized gain (loss) on derivative financial instruments net	(10)	66
Unrealized gain from available-for-sale securities net	21	6
Gain on defined benefit plans	6	10
Total Other Comprehensive Loss	(156)	(236)
Total comprehensive income	584	390
Comprehensive loss attributable to the non-controlling interests	3	6
Comprehensive income attributable to Teva	$ 587	$ 396